Consolidated Statements of Comprehensive Income or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Total revenue from external customers (Notes 4, 35, 45, 47)	₩ 96,567,586	₩ 92,578,265	₩ 87,476,410
Sale of goods (Note 2)	95,167,797	91,018,712	85,940,137
Sales of construction services (Note 20)	673,693	849,108	785,395
Sales of services	726,096	710,445	750,878
Cost of sales (Notes 2,14,25,43 and 47)	(80,704,812)	(81,964,160)	(89,699,527)
Cost of sales of goods	(77,593,597)	(80,221,013)	(88,066,120)
Cost of sales of construction services	(2,439,881)	(1,185,886)	(1,003,601)
Cost of sales of services	(671,334)	(557,261)	(629,806)
Gross profit (loss)	15,862,774	10,614,105	(2,223,117)
Selling and administrative expenses (Notes 25,36,43 and 47)	(3,233,977)	(3,070,026)	(3,061,582)
Other income (Note 28 and 37)	1,287,063	1,297,985	1,275,902
Other expenses (Note 37)	(243,387)	(465,688)	(258,905)
Other gains, net (Note 38)	338,973	84,884	22,686
Operating profit (loss) (Note 4)	14,011,446	8,461,260	(4,245,016)
Finance income (Notes 5,12 and 39)	2,038,143	3,448,177	1,425,031
Finance expenses (Notes 5,12 and 40)	(5,038,751)	(7,535,228)	(5,347,018)
Share of profit of associates and joint ventures	807,419	937,959	804,141
Gain on disposal of investments in associates and joint ventures	3,880	186,066	18,204
Reversal of impairment loss on investments in associates and joint ventures	0	10,527	347
Gain on disposal of investments in subsidiaries	27	98	2
Share of loss of associates and joint ventures	(206,743)	(182,507)	(209,085)
Loss on disposal of investments in associates and joint ventures	0	(650)	0
Loss on impairment of investments in associates and joint ventures	0	(69,173)	(19)
Loss on disposal of investments in subsidiaries	(28,491)	0	(564)
Profit (loss) related to associates, joint ventures and subsidiaries (Notes 4,16 and 17)	576,092	882,320	613,026
Profit(loss) before income tax	11,586,930	5,256,529	(7,553,977)
Income tax benefit (expense) (Note 41)	(2,920,274)	(1,634,561)	2,837,833
Profit (loss) for the year	8,666,656	3,621,968	(4,716,144)
Other comprehensive income (loss), net of tax (Notes 5,12,25,31 and 34)	(145,233)	629,001	(228,672)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability (Notes 25 and 31)	(27,437)	(296,135)	(271,724)
Share of other comprehensive loss of associates and joint ventures	(5,944)	(6,346)	(27,349)
Net change in fair value of financial assets at fair value through other comprehensive income (loss) (Note 34)	143,886	100,759	(31,665)
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting (Notes 5, 12 and 34)	34,663	11,870	(3,654)
Foreign currency translation of foreign operations (Note 34)	(32,608)	164,628	(17,274)
Share of other comprehensive income (loss) of associates and joint ventures (Note 34)	(257,793)	654,225	122,994
Total comprehensive income (loss) for the year	8,521,423	4,250,969	(4,944,816)
Profit (loss) attributable to:
Owners of the controlling company (Note 44)	8,544,918	3,491,698	(4,822,549)
Non-controlling interests	121,738	130,270	106,405
Profit (loss) for the year	8,666,656	3,621,968	(4,716,144)
Total comprehensive income (loss) attributable to:
Owners of the controlling company	8,425,621	4,070,175	(5,032,584)
Non-controlling interests	95,802	180,794	87,768
Total comprehensive income (loss) for the year	₩ 8,521,423	₩ 4,250,969	₩ (4,944,816)
Earnings (loss) per share (in won) (Note 44)
Basic earnings (loss) per share	₩ 13,311	₩ 5,439	₩ (7,512)
Diluted earnings (loss) per share	₩ 13,311	₩ 5,439	₩ (7,512)